Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Schedule of disaggregation of revenue from contracts with customers by categories of vehicles and related services

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Disaggregated by major products or service lines:
Sales of robotaxis and related services	29,379	47,832	147,993
Sales of other vehicles and related services
- Robobus	94,914	79,688	231,473
- Robosweeper	7,642	55,320	96,083
- Robovan	7,540	13,393	10,493
Other technology services	262,369	164,901	198,545
	401,844	361,134	684,587

Schedule of disaggregation of revenue from contracts with customers by major products or service lines and timing of revenue recognition

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Disaggregated by major products or service lines:
Autonomous driving related operational and technical support services	85,285	108,523	126,199
Other technology services	262,369	164,901	198,545
Provision of services	347,654	273,424	324,744
Sales of autonomous driving vehicles	54,190	87,710	359,843
	401,844	361,134	684,587
Timing of revenue recognition
Point in time	54,190	87,710	396,431
Over time	347,654	273,424	288,156
	401,844	361,134	684,587

Schedule of concentrations of credit risk

	For the year ended December 31,
	2023	2024	2025
Customer A	55%	24%	*
Customer B	—	—	11%
Customer C	—	*	11%
Customer D	*	*	10%
*	represents that the amount of aggregated revenue from such customer is individually less than 10% of the total revenue for respective year.